Schedule of Redeemable Preferred Stock (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Jan. 31, 2013	Nov. 30, 2012	Nov. 30, 2013
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred Shares Authorized	0	99,292,610	78,372,931
Preferred Shares Issued	0	94,483,404	73,991,017
Preferred Shares Outstanding	0	94,483,404	73,991,017
Liquidation Preference		$ 104,588,000	$ 63,629,000
Carrying Value		103,797	62,785
Common Stock Issuable Upon Conversion		15,045,125	11,782,007
Series A Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred Shares Authorized		5,363,239	5,363,239
Preferred Shares Issued		5,363,239	5,363,239
Preferred Shares Outstanding		5,363,239	5,363,239
Liquidation Preference		2,250,000	2,250,000
Carrying Value		2,229	2,222
Common Stock Issuable Upon Conversion		854,018	854,018
Series B Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred Shares Authorized		40,266,246	40,266,246
Preferred Shares Issued		40,266,246	40,266,246
Preferred Shares Outstanding		40,266,246	40,266,246
Liquidation Preference		30,402,000	30,402,000
Carrying Value		30,351	30,335
Common Stock Issuable Upon Conversion		6,411,822	6,411,822
Series C Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred Shares Authorized		16,732,284	16,732,284
Preferred Shares Issued		16,732,284	16,732,284	7,808,400	8,923,884
Preferred Shares Outstanding		16,732,284	16,732,284
Liquidation Preference		15,161,000	15,161,000
Carrying Value		15,144	15,137
Common Stock Issuable Upon Conversion		2,664,376	2,664,376
Series D Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred Shares Authorized		16,011,162	16,011,162
Preferred Shares Issued		16,011,162	11,629,248			4,381,914	6,653,988
Preferred Shares Outstanding		16,011,162	11,629,248
Liquidation Preference		21,775,000	15,816,000
Carrying Value		21,226	15,091
Common Stock Issuable Upon Conversion		2,549,548	1,851,791
Series E Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred Shares Authorized		20,919,679
Preferred Shares Issued		16,110,473						16,110,473
Preferred Shares Outstanding		16,110,473
Liquidation Preference		35,000,000
Carrying Value		$ 34,847
Common Stock Issuable Upon Conversion		2,565,361